UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 100
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 503-607-0044

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             1/31/2013
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 96

Form 13F Information Value Total (thousands):     $107,954

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                           TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
iShares                 1-3 Year Treasury
                         Index                 464287457    1160     13736  SH            Sole                 13736
3M Company              COM                    88579Y101    1642     17681  SH            Sole                 17481           200
Abbott Labs             COM                    002824100    1385     21142  SH            Sole                 21142
Accenture PLC           COM                    g1151c101     801     12046  SH            Sole                 12046
ADP                     COM                    053015103    1586     27857  SH            Sole                 27857
AMN Healthcare          COM                    001744101     298     25794  SH            Sole                 25794
Apple Computer          COM                    037833100     838      1575  SH            Sole                  1575
AutoZone Inc.           COM                    053332102    1408      3973  SH            Sole                  3973
Bank of New York        COM                    064058100     815     31716  SH            Sole                 31716
iShares                 Barclays Int.
                          Gov't/Credit         464288612   10379     92331  SH            Sole                 92331
BlackRock               COM                    09247X101    1211      5860  SH            Sole                  5860
Charles Schwab Co.      COM                    808513105     686     47751  SH            Sole                 47751
ChevronTexaco           COM                    166764100    1817     16799  SH            Sole                 16519           280
Cisco Systems           COM                    17275R102    1119     56951  SH            Sole                 56951
Clorox                  COM                    189054109    1311     17907  SH            Sole                 17787           120
CME Group               COM                    12572Q105     736     14532  SH            Sole                 14532
Coach                   COM                    189754104     225      4046  SH            Sole                  4046
Coca Cola Co.           COM                    191216100    1962     54125  SH            Sole                 54125
Colgate Palmolive       COM                    194162103    1302     12450  SH            Sole                 12450
CoStar Group            COM                    22160N109     322      3599  SH            Sole                  3599
Dell Inc.               COM                    24702R101     118     11652  SH            Sole                 11652
Diageo PLC              Sponsored ADR          25243Q205    1581     13564  SH            Sole                 13564
Disney (Walt)           COM                    254687106    1268     25473  SH            Sole                 25473
DST Systems             COM                    233326107     216      3565  SH            Sole                  3565
Eaton Vance             COM                    278265103     320     10032  SH            Sole                 10032
eBay Inc.               COM                    278642103    1238     24266  SH            Sole                 24266
Ecolab                  COM                    278865100    1345     18704  SH            Sole                 18704
Emerson Elec.           COM                    291011104    1672     31577  SH            Sole                 31197           380
Equifax                 COM                    294429105     443      8178  SH            Sole                  8178
Exelon Corp.            COM                    30161N101     746     25070  SH            Sole                 25070
Expeditors Int'l        COM                    302130109     279      7044  SH            Sole                  7044
Exxon Mobil             COM                    30231G102    1571     18151  SH            Sole                 18151
Factset Research        COM                    303075105     272      3094  SH            Sole                  3094
Federated Investors     COM                    314211103     480     23703  SH            Sole                 23203           500
FICO                    COM                    303250104     285      6792  SH            Sole                  6792
Forward Air             COM                    349853101     270      7713  SH            Sole                  7713
Franklin Resources      COM                    354613101    1129      8980  SH            Sole                  8980
iShares                 Global Timber Index    464288174    2724     60212  SH            Sole                 60212
Google                  COM                    38259P508    1366      1931  SH            Sole                  1931
iShares                 High Yid Corp Bond     464288513     325      3480  SH            Sole                  3480
Home Depot              COM                    437076102    1510     24407  SH            Sole                 24407
Integra Lifesciences    COM                    457985208     223      5713  SH            Sole                  5713
Intel Corp.             COM                    458140100    1059     51375  SH            Sole                 51375
BLDRS  Index FDS TR     Developed Market
                         Index 100 ADR         09348r201     699     33219  SH            Sole                 33219
INVESCO Ltd.            COM                    46127U104    1315     50411  SH            Sole                 50411
Janus Capital           COM                    47102X105     147     17212  SH            Sole                 17212
Johnson & Johnson       COM                    478160104    2418     34499  SH            Sole                 34239           260
Kellogg                 COM                    487836108     978     17517  SH            Sole                 17197           320
Kraft Foods             COM                    50076Q106     526     11562  SH            Sole                 11562
Laboratory Corp.        COM                    50540R409     939     10839  SH            Sole                 10839
Legg Mason              COM                    524901105     362     14089  SH            Sole                 14089
Lockheed Martin         COM                    539830109     955     10344  SH            Sole                 10344
Marsh & McLennan        COM                    571748102     443     12842  SH            Sole                 12842
Medtronic               COM                    585055106     757     18464  SH            Sole                 18464
Mettler-Toledo          COM                    592688105     355      1837  SH            Sole                  1837
Microchip Tech.         COM                    595017104     844     25897  SH            Sole                 25897
Microsoft               COM                    594918104    1241     46452  SH            Sole                 46452
Mondelez                COM                    50075N104     787     30924  SH            Sole                 30924
iShares                 MSCI EAFE Index        464287465    4327     76091  SH            Sole                 76091
iShares                 MSCI World x/U.S.      78463x848    4195    130327  SH            Sole                130327
NIKE Inc.               COM                    654106103    1412     27369  SH            Sole                 27369
Oracle Corp.            COM                    68389X105    2292     68788  SH            Sole                 68788
Orbotech Ltd Ord        COM                    m75253100      85     10055  SH            Sole                 10055
PARKERVISION INC COM    COM                    701354102      20     10000  SH            Sole                 10000
Paychex                 COM                    704326107    1147     36887  SH            Sole                 36887
PepsiCo Inc.            COM                    713448108    2378     34751  SH            Sole                 34751
PNC Financial           COM                    693475105     530      9085  SH            Sole                  9085
PPG Industries          COM                    693506107     937      6925  SH            Sole                  6925
iShares                 S&P US Preferred
                         Stock Index           464288687     367      9261  SH            Sole                  9261
Procter & Gamble        COM                    742718109    1784     26276  SH            Sole                 26276
iShares                 S&P 500 Index          464287200    2484     17356  SH            Sole                 17356
Schwab Strategic Trust  U.S. Dividend Equity   808524797     347     12230  SH            Sole                 12230
Schwab Strategic Trust  International Equity   808524805    2768    102085  SH            Sole                102085
Schwab Strategic Trust  U.S. Large Cap         808524201     759     22395  SH            Sole                 22395
SEI Investments         COM                    784117103     271     11590  SH            Sole                 11590
iShares                 Dow Jones Select
                         Dividend Index        464287168    1320     23069  SH            Sole                 23069
Sherwin Williams        COM                    824348106    1068      6945  SH            Sole                  6945
Simpson Manufacturing   COM                    829073105     241      7365  SH            Sole                  7365
Sirona Dental           COM                    82966c103     283      4391  SH            Sole                  4391
SPDR Index SHS FDS      DJ Wilshire REIT       78464A607    2258     30950  SH            Sole                 30950
Stanley Black & Decker  COM                    854502101    1428     19302  SH            Sole                 19022           280
Starbucks               COM                    855244109     726     13536  SH            Sole                 13536
State Street            COM                    857477103     887     18866  SH            Sole                 18866
Sysco Foods             COM                    871829107    1078     34035  SH            Sole                 33735           300
T. Rowe Price           COM                    74144T108     374      5751  SH            Sole                  5751
Texas Instruments       COM                    882508104     688     22273  SH            Sole                 22273
Time Warner Inc.        COM                    887317105     782     16343  SH            Sole                 16343
Unilever PLC            Sponsored ADR          904767704    1296     33466  SH            Sole                 33466
United Parcel Service   COM                    911312106    1343     18210  SH            Sole                 18210
US Bancorp              COM                    902973106     302      9446  SH            Sole                  9446
Vishay Precision        COM                    92835k103     231     17437  SH            Sole                 17437
Wal-Mart Stores         COM                    931142103    1311     19208  SH            Sole                 19208
Waters                  COM                    941848103     374      4289  SH            Sole                  4289
Wells Fargo             COM                    949746101    1086     31786  SH            Sole                 31786
iShares                 Wilshire 4500
                         Index                 922908652     297      4905  SH            Sole                  4905
World Fuel Services     COM                    981475106     269      6541  SH            Sole                  6541